1999
ANNUAL REPORT




AMERICAN MUNICIPAL
TERM TRUSTS
AXT
BXT
CXT




[LOGO]First American-Registered Trademark-
      Asset Management

                                     [LOGO]First American-Registered Trademark-
                                           Asset Management
-------------------------------------------------------------------------------

                                    Contents

  2 Fund Overview

  7 Financial Statements and Notes

    Investments in Securities

    21 AXT

    27 BXT

    32 CXT

 37 Independent Auditors' Report

 38 Federal Income Tax Information

 40 Shareholder Update



AMERICAN MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT), and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT, and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.




-----------------------------------------------------
NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE
-----------------------------------------------------

AVERAGE ANNUALIZED TOTAL RETURNS
-------------------------------------------------------------------------------

Based on net asset value for the periods ended December 31, 1999

[GRAPH]

                                   One Year     Five Year     Since Inception
AMERICAN MUNICIPAL TERM TRUST
(AXT, inception 3/27/1991)          0.76%         6.75%           7.86%

AMERICAN MUNICIPAL TERM TRUST II
(BXT, inception 9/26/1991)         -0.13%         7.09%           7.74%

AMERICAN MUNICIPAL TERM TRUST III
(CXT, inception 11/27/1992)        -1.23%         8.62%           7.49%


All total returns are through December 31, 1999, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended December 31, 1999, were -5.17%, 7.12%, and 6.72% for AXT, -6.49%, 7.40%, and 6.34% for BXT, and -6.81%,
9.24%, and 5.71% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

1    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW
-------------------------------------------------------------------------------

FUND MANAGEMENT

TEAM LEADER
DOUG WHITE, CFA,
is responsible for the management of the American Municipal Term Trusts. He has 17 years of financial experience.

FEBRUARY 15, 2000

WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT, AND CXT) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the year ended December 31, 1999, the funds generally earned more than their monthly common and preferred stock dividends and added to their dividend reserves. Since the funds' inceptions, AXT, BXT, and CXT have maintained monthly common stock distributions of 5.42, 5.17, and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. The net asset values for AXT, BXT, and CXT as of December 31, 1999, were $10.72, $10.82, and $10.75, respectively.

AXT'S AND BXT'S DIVIDEND RESERVES REACHED A LEVEL WHERE THE FUNDS COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, AXT and BXT paid out special dividends in 1999.

1999 WAS ONE OF THE WORST YEARS ON RECORD FOR THE FIXED-INCOME MARKETS. Interest rates rose sharply throughout the year, producing negative total returns in the broad market indexes for the first time since 1994. The decline was triggered largely by fear of accelerating inflation. The fact that broad measures of inflation remain benign has done little to assuage the market.

AS A RESULT OF HIGHER INTEREST RATES, ISSUANCE OF MUNICIPAL REFUNDING BONDS SLOWED SIGNIFICANTLY FROM 1998. This contributed to overall issuance being down from 1998. The funds performed relatively well given

-------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES
-------------------------------------------------------------------------------
                                        AXT          BXT        CXT
                                      Inception   Inception  Inception
                                      3/27/1991   9/26/1991  11/27/1992
At the Fund's Inception                   0%          0%          0%
-------------------------------------------------------------------------------
As of December 31, 1999                  76%        77%         45%
-------------------------------------------------------------------------------


2    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------

their comparatively short durations, as evidenced by their net asset values remaining above $10.

OUR STRATEGY REMAINS IN PLACE OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL CONTINUE TO DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several factors contribute to this decline. A number of bonds currently have market values in excess of their maturity or redemption values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices. This is especially true of AXT, which terminates in April 2001.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER MATURITIES, AND LOWER COUPONS, THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain the

-------------------------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION
-------------------------------------------------------------------------------------------------
                                                                 AXT         BXT         CXT
                                                              Inception   Inception   Inception
                                                              3/27/1991   9/26/1991   11/27/1992
Total Monthly Income Distributions Through 12/31/1999
-------------------------------------------------------------------------------------------------
     Common Shareholders                                        $5.77       $5.22       $4.04
-------------------------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)           $1.43       $1.34       $1.12
-------------------------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 12/31/1999                                 $0.19       $0.13       $0.13
-------------------------------------------------------------------------------------------------


3    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------

funds' current dividends, the funds' dividend reserves may be used to supplement common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

As AXT nears its termination date, we are considering other risk reduction strategies to help achieve its objective of returning $10 per share. One such strategy for AXT may be to reduce the amount of preferred stock outstanding as AXT nears its termination date. Such a strategy would reduce AXT's total net assets and may reduce income to common shareholders.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategies as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE AMERICAN MUNICIPAL TERM TRUSTS.
We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

----------------------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES
----------------------------------------------------------------------------------------------
                                                              AXT         BXT         CXT
                                                           Inception   Inception   Inception
                                                           3/27/1991   9/26/1991  11/27/1992
Initial Offering Price                                      $10.00      $10.00     $10.00
----------------------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                               - $0.67     - $0.66    - $0.67
----------------------------------------------------------------------------------------------
Accumulated Realized Gains or Losses at 12/31/1999           $0.00       $0.00      $0.00
----------------------------------------------------------------------------------------------
SUBTOTAL                                                     $9.33       $9.34      $9.33
----------------------------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) at 12/31/1999        + $0.79     + $0.79    + $0.64
----------------------------------------------------------------------------------------------
Unrealized Appreciation on Investments at 12/31/1999       + $0.60     + $0.69    + $0.78
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 12/31/1999                     $10.72      $10.82     $10.75
----------------------------------------------------------------------------------------------


4    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on December 31, 1999

[CHART]

AMERICAN MUNICIPAL TERM TRUST
Utility Revenue                    27%
Transportation Revenue              1%
Education Revenue                   6%
General Obligations                23%
Municipal Bond Bank                 2%
IDR Pollution Control Revenue      10%
Health Care Revenue                21%
Other Assets                        2%
Tax Revenue                         8%

[CHART]

AMERICAN MUNICIPAL TERM TRUST II

Education Revenue                  13%
Industrial Development Revenue      1%
Health Care Revenue                23%
Utility Revenue                    30%
Housing Revenue                     2%
Miscellaneous Revenue               3%
Tax Revenue                         6%
General Obligations                19%
Transportation Revenue              1%
Other assets                        2%

[CHART]

AMERICAN MUNICIPAL TERM TRUST III

Health Care Revenue                24%
Other Assets                        2%
Housing Revenue                     5%
Utility Revenue                    34%
Building Revenue                    3%
Municipal Bond Bank                 3%
Education Revenue                   4%
General Obligations                19%
Economic Development Revenue        2%
IDR Pollution Control               4%


5    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

-------------------------------------------------------------------------------
PREFERRED STOCK
-------------------------------------------------------------------------------

The preferred stock issued by AXT, BXT, and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

TRIBUTE TO DAVID T. BENNETT

As friends and colleagues, the Board of Directors of the First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of the First American Funds. His services were cut short by his recent and untimely death following a 13 year battle with cancer.

David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

His association with the funds began in 1987, when he joined the Board of Directors of the Piper Jaffray Funds. The First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served.

The Directors with whom he served value greatly their time spent together. We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.


6    1999 ANNUAL REPORT  AMERICAN MUNICIPAL TERM TRUSTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1999
 ................................................................................

                                                                AMERICAN       AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST    TERM TRUST II  TERM TRUST III
                                                              -------------  -------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $131,057,687   $117,121,882     $82,592,692
Cash in bank on demand deposit  ............................           303            878          98,177
Accrued interest receivable  ...............................     2,608,526      2,065,005       1,186,867
                                                              ------------   ------------     -----------
  Total assets  ............................................   133,666,516    119,187,765      83,877,736
                                                              ------------   ------------     -----------

LIABILITIES:
Common stock dividends payable (note 2)  ...................       458,261        380,296         251,750
Preferred stock dividends payable (note 3)  ................        13,740         23,315          10,931
Payable for investment securities purchased on a when-issued
  basis (note 2)  ..........................................            --      2,094,602              --
Accrued investment management fee  .........................        28,366         24,865          17,828
Accrued administrative fee  ................................        17,020         14,919          10,697
Other accrued expenses  ....................................        42,466         24,372          18,806
                                                              ------------   ------------     -----------
  Total liabilities  .......................................       559,853      2,562,369         310,012
                                                              ------------   ------------     -----------
  Net assets applicable to outstanding capital stock  ......  $133,106,663   $116,625,396     $83,567,724
                                                              ============   ============     ===========

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $121,433,111   $105,777,741     $76,083,608
Undistributed net investment income  .......................     6,701,323      5,738,849       3,375,363
Unrealized appreciation of investments  ....................     4,972,229      5,108,806       4,108,753
                                                              ------------   ------------     -----------
  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $133,106,663   $116,625,396     $83,567,724
                                                              ============   ============     ===========
* Investments in securities at identified cost .............  $126,085,458   $112,013,076     $78,483,939
                                                              ============   ============     ===========

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 90,606,663   $ 79,625,396     $56,967,724
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     8,455,000      7,355,820       5,300,000
Net asset value ............................................  $      10.72   $      10.82     $     10.75
Market price ...............................................  $      10.25   $      10.13     $      9.94

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 42,500,000   $ 37,000,000     $26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,700          1,480           1,064
Liquidation preference per share ...........................  $     25,000   $     25,000     $    25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1999
 ................................................................................

                                                                AMERICAN      AMERICAN        AMERICAN
                                                               MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II  TERM TRUST III
                                                              ------------  -------------  --------------
INCOME:
Interest ...................................................  $ 8,488,244    $ 7,300,086    $ 4,978,889
                                                              -----------    -----------    -----------

EXPENSES (NOTE 5):
Investment management fee ..................................      340,791        299,169        214,492
Administrative fee .........................................      204,475        179,502        128,695
Remarketing agent fee ......................................      106,252         92,498         66,499
Custodian and accounting fees ..............................       89,970         76,858         60,862
Transfer agent fees ........................................        3,800          3,201          2,402
Reports to shareholders ....................................       26,905         26,905         25,905
Directors' fees ............................................        3,000          3,000          3,000
Audit and legal fees .......................................       56,943         56,943         56,943
Other expenses .............................................       62,713         60,151         49,982
                                                              -----------    -----------    -----------
  Total expenses ...........................................      894,849        798,227        608,780
    Less expenses paid indirectly ..........................       (6,164)        (6,487)        (5,286)
                                                              -----------    -----------    -----------

  Total net expenses .......................................      888,685        791,740        603,494
                                                              -----------    -----------    -----------

  Net investment income ....................................    7,599,559      6,508,346      4,375,395
                                                              -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................       26,322          4,500         21,203
Unrealized depreciation of investments .....................   (5,538,169)    (5,324,104)    (4,285,205)
                                                              -----------    -----------    -----------

  Net (loss) on investments ................................   (5,511,847)    (5,319,604)    (4,264,002)
                                                              -----------    -----------    -----------

    Net increase in net assets resulting
      from operations ......................................  $ 2,087,712    $ 1,188,742    $   111,393
                                                              ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                               AMERICAN MUNICIPAL TERM
                                                                        TRUST
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/99      12/31/98
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $  7,599,559  $  7,588,515
Net realized gain on investments ...........................        26,322       889,510
Unrealized depreciation of investments .....................    (5,538,169)   (1,829,143)
                                                              ------------  ------------

  Net increase in net assets resulting from operations .....     2,087,712     6,648,882
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (6,200,897)   (5,499,132)
  Preferred stock dividends ................................    (1,424,980)   (1,385,872)
From net realized gains:
  Common stock dividends ...................................       (21,983)     (697,538)
  Preferred stock dividends ................................        (4,930)     (195,761)
                                                              ------------  ------------
  Total distributions ......................................    (7,652,790)   (7,778,303)
                                                              ------------  ------------
  Total decrease in net assets .............................    (5,565,078)   (1,129,421)

Net assets at beginning of year ............................   138,671,741   139,801,162
                                                              ------------  ------------

Net assets at end of year ..................................  $133,106,663  $138,671,741
                                                              ============  ============

Undistributed net investment income ........................  $  6,701,323  $  6,731,423
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                               AMERICAN MUNICIPAL TERM
                                                                       TRUST II
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/99      12/31/98
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $  6,508,346  $  6,513,399
Net realized gain on investments ...........................         4,500       353,801
Unrealized depreciation of investments .....................    (5,324,104)   (1,013,370)
                                                              ------------  ------------

  Net increase in net assets resulting from operations .....     1,188,742     5,853,830
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (5,277,801)   (4,563,551)
  Preferred stock dividends ................................    (1,272,842)   (1,291,977)
From net realized gains:
  Common stock dividends ...................................        (3,678)     (279,521)
  Preferred stock dividends ................................          (870)      (82,152)
                                                              ------------  ------------
  Total distributions ......................................    (6,555,191)   (6,217,201)
                                                              ------------  ------------
  Total decrease in net assets .............................    (5,366,449)     (363,371)

Net assets at beginning of year ............................   121,991,845   122,355,216
                                                              ------------  ------------

Net assets at end of year ..................................  $116,625,396  $121,991,845
                                                              ============  ============

Undistributed net investment income ........................  $  5,738,849  $  5,784,744
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  10  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                               AMERICAN MUNICIPAL TERM
                                                                      TRUST III
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/99      12/31/98
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $ 4,375,395   $ 4,317,377
Net realized gain on investments ...........................       21,203       414,745
Unrealized depreciation of investments .....................   (4,285,205)      (42,338)
                                                              -----------   -----------

  Net increase in net assets resulting from operations .....      111,393     4,689,784
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................   (3,021,000)   (3,021,000)
  Preferred stock dividends ................................     (833,052)     (875,748)
From net realized gains:
  Common stock dividends ...................................      (17,490)     (323,300)
  Preferred stock dividends ................................       (5,850)     (102,809)
                                                              -----------   -----------
  Total distributions ......................................   (3,877,392)   (4,322,857)
                                                              -----------   -----------
  Total increase (decrease) in net assets ..................   (3,765,999)      366,927

Net assets at beginning of year ............................   87,333,723    86,966,796
                                                              -----------   -----------

Net assets at end of year ..................................  $83,567,724   $87,333,723
                                                              ===========   ===========

Undistributed net investment income ........................  $ 3,375,363   $ 2,855,345
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1999 Annual Report  11  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated

--------------------------------------------------------------------------------

             1999 Annual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------
                on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 1999, American Municipal Term Trust Inc. II had entered into outstanding when-issued or forward-commitments of $2,094,602.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

--------------------------------------------------------------------------------

             1999 Annual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
                                          TERM TRUST  TERM TRUST II  TERM TRUST III
                                          ----------  -------------  --------------
Decrease undistributed net
  investment income ....................    $3,782       $3,598          $1,325
Decrease accumulated net realized loss
  on investments .......................    $  591       $   48          $2,137
Increase (Decrease) additional paid-
  in-capital ...........................    $3,191       $3,550          $ (812)

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0542, $0.0518 and $0.0475, for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust III, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS
                For repurchase agreements entered into with certain broker-dealers, the funds along with other affiliated registered investment companies, may transfer uninvested cash balances to a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all

--------------------------------------------------------------------------------

             1999 Annual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------
                agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and as of December 31, 1999, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 1999, the dividend rates were 5.90%, 5.75% and 3.00% for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1999, were as follows:

--------------------------------------------------------------------------------

             1999 Annual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
                                          TERM TRUST  TERM TRUST II  TERM TRUST III
                                          ----------  -------------  --------------
Purchases ..............................  $4,807,003   $3,967,987      $1,062,426
Proceeds from sales ....................  $9,297,962   $2,457,995      $1,111,055

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                The funds entered into the following agreements with U.S. Bank National Association (U.S. Bank) acting through its division, First American Asset Management (the advisor and administrator):

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

--------------------------------------------------------------------------------

             1999 Annual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

                OTHER FEES AND EXPENSES
                In addition to investment management, administrative and remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. During the year ended
                December 31, 1999, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III, paid $5,068, $4,443 and $3,183 respectively for custody services to U.S. Bank.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

             1999 Annual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                                          Year Ended December 31,
                                                --------------------------------------------
                                                 1999    1998 (g)    1997     1996     1995
                                                ------   --------   ------   ------   ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ................................... $11.37    $11.51    $11.52   $11.83   $10.52
                                                ------    ------    ------   ------   ------
Operations:
  Net investment income .......................   0.90      0.90      0.91     0.93     0.94
  Net realized and unrealized gains (losses)
    on investments ............................  (0.65)    (0.12)    (0.02)   (0.35)    1.22
                                                ------    ------    ------   ------   ------
    Total from operations .....................   0.25      0.78      0.89     0.58     2.16
                                                ------    ------    ------   ------   ------
Distributions to shareholders:
  Paid to common shareholders .................  (0.73)    (0.65)    (0.65)   (0.65)   (0.65)
  Paid to preferred shareholders ..............  (0.17)    (0.16)    (0.17)   (0.17)   (0.20)
From net realized gains
  Paid to common shareholders .................     --     (0.08)    (0.06)   (0.05)      --
  Paid to preferred shareholders ..............     --     (0.03)    (0.02)   (0.02)      --
                                                ------    ------    ------   ------   ------
    Total distributions to shareholders .......  (0.90)    (0.92)    (0.90)   (0.89)   (0.85)
                                                ------    ------    ------   ------   ------
Net asset value, common stock, end
  of period ................................... $10.72    $11.37    $11.51   $11.52   $11.83
                                                ======    ======    ======   ======   ======
Market value, common stock, end of period ..... $10.25    $11.56    $11.50   $11.25   $11.00
                                                ======    ======    ======   ======   ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ...................................   0.76%     5.37%     6.22%    3.47%   18.93%
Total return, common stock, market
  value (b) ...................................  (5.17)%    7.11%     8.89%    9.06%   16.91%
Net assets at end of period (in millions) ..... $  133    $  139    $  140   $  140   $  143
Ratio of expenses to average weekly net assets
  applicable to common stock (c) ..............   0.95%     0.90%     0.90%    0.91%    0.88%
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (d)(e) ................................   6.58%     6.40%     6.39%    6.57%    6.53%
Portfolio turnover rate (excluding
  short-term securities) ......................      4%        8%        4%       9%       1%
Remarketed preferred stock outstanding end of
  period (in millions) ........................ $   43    $   43    $   43   $   43   $   43
Asset coverage per share (in
  thousands) (f) .............................. $   78    $   82    $   82   $   82   $   83
Liquidation preference and market value per
  share (in thousands) ........................ $   25    $   25    $   25   $   25   $   25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND
     DOES NOT REFLECT A SALES CHARGE.
(b)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES
     PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c)  RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS
     0.66%, 0.63%, 0.63%, 0.64% AND 0.61% FOR FISCAL YEARS 1999,
     1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS
     TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d)  RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS
     PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME
     DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e)  RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET
     ASSETS IS 5.57%, 5.43%, 5.49%, 5.59% AND 5.72% FOR FISCAL
     YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK
     OUTSTANDING.
(g)  EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM
     PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

             1999 Annual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                          Year Ended December 31,
                                                --------------------------------------------
                                                 1999    1998 (g)    1997     1996     1995
                                                ------   --------   ------   ------   ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ................................... $11.55    $11.60    $11.43   $11.71   $10.27
                                                ------    ------    ------   ------   ------
Operations:
  Net investment income .......................   0.88      0.89      0.89     0.90     0.90
  Net realized and unrealized gains (losses)
    on investments ............................  (0.72)    (0.09)     0.14    (0.35)    1.37
                                                ------    ------    ------   ------   ------
    Total from operations .....................   0.16      0.80      1.03     0.55     2.27
                                                ------    ------    ------   ------   ------
Distributions to shareholders:
  Paid to common shareholders .................  (0.72)    (0.62)    (0.62)   (0.62)   (0.62)
  Paid to preferred shareholders ..............  (0.17)    (0.18)    (0.17)   (0.17)   (0.20)
From net realized gains
  Paid to common shareholders .................     --     (0.04)    (0.05)   (0.03)   (0.01)
  Paid to preferred shareholders ..............     --     (0.01)    (0.02)   (0.01)      --
                                                ------    ------    ------   ------   ------
    Total distributions to shareholders .......  (0.89)    (0.85)    (0.86)   (0.83)   (0.83)
                                                ------    ------    ------   ------   ------
Net asset value, common stock, end
  of period ................................... $10.82    $11.55    $11.60   $11.43   $11.71
                                                ======    ======    ======   ======   ======
Market value, common stock, end of period ..... $10.13    $11.56    $11.38   $10.75   $10.63
                                                ======    ======    ======   ======   ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ...................................  (0.13)%    5.36%     7.57%    3.33%   20.48%
Total return, common stock, market
  value (b) ...................................  (6.49)%    7.65%    12.46%    7.66%   17.28%
Net assets at end of period (in millions) ..... $  117    $  122    $  122   $  121   $  123
Ratio of expenses to average weekly net assets
  applicable to common stock (c) ..............   0.97%     0.89%     0.91%    0.92%    0.90%
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (d)(e) ................................   6.33%     6.12%     6.21%    6.41%    6.35%
Portfolio turnover rate (excluding
  short-term securities) ......................      2%        2%        6%       6%       3%
Remarketed preferred stock outstanding end of
  period (in millions) ........................ $   37    $   37    $   37   $   37   $   37
Asset coverage per share (in
  thousands) (f) .............................. $   79    $   82    $   83   $   82   $   83
Liquidation preference and market value per
  share (in thousands) ........................ $   25    $   25    $   25   $   25   $   25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND
     DOES NOT REFLECT A SALES CHARGE.
(b)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES
     PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c)  RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS
     0.67%, 0.62%, 0.64%, 0.64% AND 0.62% FOR FISCAL YEARS 1999,
     1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS
     TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d)  RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS
     PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME
     DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e)  RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET
     ASSETS IS 5.44%, 5.32%, 5.36%, 5.48% AND 5.58% FOR FISCAL
     YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY OUTSTANDING PREFERRED
     STOCK.
(g)  EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM
     PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

             1999 Annual Report  19  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                          Year Ended December 31,
                                                --------------------------------------------
                                                 1999    1998 (g)    1997     1996     1995
                                                ------   --------   ------   ------   ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ................................... $11.46    $11.39    $10.92   $11.11   $ 9.31
                                                ------    ------    ------   ------   ------
Operations:
  Net investment income .......................   0.83      0.81      0.82     0.83     0.83
  Net realized and unrealized gains (losses)
    on investments ............................  (0.81)     0.08      0.47    (0.27)    1.73
                                                ------    ------    ------   ------   ------
    Total from operations .....................   0.02      0.89      1.29     0.56     2.56
                                                ------    ------    ------   ------   ------
Distributions to shareholders:
  Paid to common shareholders .................  (0.57)    (0.57)    (0.57)   (0.57)   (0.57)
  Paid to preferred shareholders ..............  (0.16)    (0.17)    (0.16)   (0.18)   (0.19)
From net realized gains
  Paid to common shareholders .................     --     (0.06)    (0.07)      --       --
  Paid to preferred shareholders ..............     --     (0.02)    (0.02)      --       --
                                                ------    ------    ------   ------   ------
    Total distributions to shareholders .......  (0.73)    (0.82)    (0.82)   (0.75)   (0.76)
                                                ------    ------    ------   ------   ------
Net asset value, common stock, end
  of period ................................... $10.75    $11.46    $11.39   $10.92   $11.11
                                                ======    ======    ======   ======   ======
Market value, common stock, end of period ..... $ 9.94    $11.25    $10.94   $10.38   $10.13
                                                ======    ======    ======   ======   ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ...................................  (1.23)%    6.28%    10.42%    3.65%   25.93%
Total return, common stock, market
  value (b) ...................................  (6.81)%    8.86%    11.93%    8.38%   26.32%
Net assets at end of period (in millions) ..... $   84    $   87    $   87   $   84   $   85
Ratio of expenses to average weekly net assets
  applicable to common stock (c) ..............   1.03%     0.95%     0.99%    1.01%    0.98%
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (d)(e) ................................   5.98%     5.67%     5.91%    6.08%    6.05%
Portfolio turnover rate (excluding
  short-term securities) ......................      1%        5%        7%       3%       5%
Remarketed preferred stock outstanding end of
  period (in millions) ........................ $   27    $   27    $   27   $   27   $   27
Asset coverage per share (in thousands)(f) .... $   78    $   82    $   82   $   79   $   80
Liquidation preference and market value per
  share (in thousands) ........................ $   25    $   25    $   25   $   25   $   25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND
     DOES NOT REFLECT A SALES CHARGE.
(b)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES
     PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c)  RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS
     0.71%, 0.66%, 0.68%, 0.69% AND 0.66% FOR FISCAL YEARS 1999,
     1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS
     TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d)  RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS
     PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME
     DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e)  RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET
     ASSETS IS 5.10%, 4.94%, 5.09%, 5.26% AND 5.38% FOR FISCAL
     YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK
     OUTSTANDING.
(g)  EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM
     PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK

--------------------------------------------------------------------------------

             1999 Annual Report  20  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                   December 31, 1999
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97%):
  CALIFORNIA (2.3%):
    Southern California Public Power Authority Power
      Project Revenue, 5.00%, 7/1/01 ....................  $3,000,000     $  3,031,050
                                                                          ------------
  COLORADO (2.0%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01 at
      102), 7.25%, 2/15/16 ..............................   1,925,000(d)     2,022,597
    Health Facilities Authority Revenue,
      4.45%, 1/1/01 .....................................     540,000          537,176
                                                                          ------------
                                                                             2,559,773
                                                                          ------------
  DISTRICT OF COLUMBIA (4.9%):
    District Columbia (FSA), 5.50%, 6/1/03 ..............   2,000,000        2,042,480
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................      40,000           41,182
    General Obligation (MBIA)(Prerefunded to 6/1/00 at
      102), 6.75%, 6/1/08 ...............................   4,360,000(d)     4,493,939
                                                                          ------------
                                                                             6,577,601
                                                                          ------------
  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00 at 101.50), 7.00%, 10/1/12 ................   3,000,000(d)     3,109,170
                                                                          ------------
  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01 at 102), 7.00%, 1/1/16 .....................   2,840,000(d)     2,972,997
                                                                          ------------
  HAWAII (0.5%):
    State Department Budget and Finance,
      4.45%, 7/1/01 .....................................     720,000          712,591
                                                                          ------------
  ILLINOIS (5.8%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,525,000(d)     1,597,682
    Health Facility-Evangelical Hospital (FSA)
      (Prerefunded to 1/1/01 at 102), 7.13%, 1/1/21 .....   2,500,000(d)     2,618,975
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................     500,000          501,585
    State Dedicated Tax - Civic Center (Prerefunded to
      12/15/00 at 102), 7.00%, 12/15/13 .................     555,000(d)       580,974

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  21  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    State Sales Tax Revenue (Prerefunded to 6/15/01 at
      102), 6.90%, 6/15/12-6/15/13 ......................  $2,300,000(d)  $  2,419,991
                                                                          ------------
                                                                             7,719,207
                                                                          ------------
  INDIANA (5.0%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........   3,445,000        3,597,648
    Indiana Bond Bank, 5.00%, 2/1/01 ....................     650,000          652,626
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................     345,000          361,853
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01 at 102), 7.00%, 6/1/10 ..................     870,000(d)       915,945
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 8/15/01 at 102),
      7.00%, 8/15/11 ....................................   1,000,000(d)     1,056,420
                                                                          ------------
                                                                             6,584,492
                                                                          ------------
  IOWA (0.8%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .                                       1,000,000        1,059,480
                                                                          ------------
  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded to 11/1/01 at 102),
      7.20%, 11/1/13 ....................................   3,000,000(d)     3,193,410
                                                                          ------------
  MINNESOTA (1.2%):
    Cuyuna Range Hospital District Health Facilities,
      4.00%, 6/1/00 .....................................     380,000          378,408
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........   1,000,000        1,041,250
    Moorhead Gross Revenue, 4.75%, 12/1/00 ..............     115,000          114,786
                                                                          ------------
                                                                             1,534,444
                                                                          ------------
  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01 at 102), 7.00%, 3/1/06 .....   1,000,000(d)     1,049,150
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  NEVADA (6.5%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01 at 101), 7.00%, 6/1/09 .....................  $3,000,000(d)  $  3,130,680
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00 at 102), 7.13%, 7/1/16 .....................   2,720,000(d)     2,814,792
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................   3,725,000(b)     2,651,306
                                                                          ------------
                                                                             8,596,778
                                                                          ------------
  NEW YORK (3.0%):
    New York City General Obligation, 5.00%, 8/1/01 .....   4,000,000        4,020,840
                                                                          ------------
  OHIO (0.5%):
    Franklin County Ohio Health Care Facility Revenue,
      4.40%-4.50%, 8/15/00-8/15/01 ......................     620,000          615,306
                                                                          ------------
  OKLAHOMA (1.3%):
    Tulsa County Independent School District No. 5,
      6.00%, 7/1/00-7/1/01 ..............................   1,670,000        1,694,214
                                                                          ------------
  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA)
      (Prerefunded to 4/1/01 at 100), 7.00%, 4/1/10 .....   1,000,000(d)     1,030,950
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................   3,000,000        3,130,950
                                                                          ------------
                                                                             4,161,900
                                                                          ------------
  SOUTH DAKOTA (3.6%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................   2,500,000        2,615,925
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02 at 100), 7.20%, 1/1/11 ..................   1,770,000(d)     1,857,668
    Sioux Falls Health Facilities Revenue (AMBAC)
      (Callable 12/01/99 at 100), 4.45%, 6/1/01 .........     370,000          368,764
                                                                          ------------
                                                                             4,842,357
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  TENNESSEE (1.5%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01 at 102), 7.00%, 9/1/11 .....  $1,000,000(d)  $  1,048,800
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.70%, 7/1/16 ............................       5,000            5,119
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................   1,000,000(e)     1,008,340
                                                                          ------------
                                                                             2,062,259
                                                                          ------------
  TEXAS (19.0%):
    Abliene Texas Health Care Facility Development,
      4.50%-4.70%, 11/15/00-11/15/01 ....................   1,065,000        1,049,661
    Austin Utility System Revenue (BIG) (Prerefunded to
      5/15/01 at 100), 8.00%, 11/15/16 ..................     500,000(d)       523,105
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........   1,500,000        1,550,535
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01 at 102), 6.85%, 10/1/06 ...................   2,000,000(d)     2,113,880
    Houston Hotel Occupancy (FGIC) (Prerefunded to 7/1/01
      at 100), 7.00%, 7/1/15 ............................   4,800,000(d)     4,971,504
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................   4,285,000(b)     3,024,610
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01 at 102), 7.00%, 1/1/11 ..................     115,000(d)       120,385
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01 at 102), 7.00%, 1/1/11 ..................     885,000(d)       926,445
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................     765,000(b)       560,232
    Municipal Power Agency, Zero-Coupon (AMBAC),
      7.11%, 9/1/06 .....................................   3,000,000(b)     2,116,740
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................   3,000,000(b)     2,187,510
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00 at 102), 7.10%, 8/1/16 .....................   2,250,000(d)     2,289,510
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01 at 100), 7.00%, 9/1/11 .....   3,750,000(d)     3,897,975
                                                                          ------------
                                                                            25,332,092
                                                                          ------------
  UTAH (2.9%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....   3,810,000        3,851,567
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  24  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  WASHINGTON (15.7%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................  $  885,000(e)  $    890,349
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00 at 100),
      7.00%, 12/1/09 ....................................   1,450,000(d)     1,488,208
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................   1,435,000(d)     1,463,700
    Public Power Supply System (Prerefunded to 1/1/01 at
      102), 7.63%, 7/1/10 ...............................   5,000,000(d)     5,260,900
    Public Power Supply System (Prerefunded to 7/1/00 at
      102), 7.38%, 7/1/12 ...............................   1,550,000(d)     1,605,568
    Public Power Supply System, Zero-Coupon (BIG),
      7.15%, 7/1/06 .....................................   1,500,000(b)     1,065,615
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................   5,000,000(b)     3,552,050
    Public Power Supply Systems,
      5.00%-5.25%, 7/1/00-7/1/01 ........................   3,500,000        3,519,600
    Seattle Water Revenue (Prerefunded to 5/1/00 at 100),
      7.25%, 5/1/17 .....................................   2,000,000(d)     2,060,260
                                                                          ------------
                                                                            20,906,250
                                                                          ------------
  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00 at 102), 7.25%, 7/1/15 .....................   4,000,000(d)     4,141,760
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................     500,000          528,390
                                                                          ------------
                                                                             4,670,150
                                                                          ------------
  WISCONSIN (6.2%):
    Amery Apple River Hospital Project Revenue,
      4.50%-4.65%, 6/1/00-6/1/01 ........................     780,000          775,989
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................   2,400,000        2,438,736
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102),
      7.25%, 8/15/19 ....................................     105,000          108,602
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00 at 102),
      7.25%, 8/15/19 ....................................   1,570,000(d)     1,631,167
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00 at 102), 7.00%, 6/1/20 .....................   1,600,000(d)     1,650,784
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................     650,000(e)       659,283
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  25  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Shares/
                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    Oshkosh Area School Dist (FSA), 4.80%, 3/1/02 .......  $1,000,000     $  1,003,410
                                                                          ------------
                                                                             8,267,971
                                                                          ------------

      Total Municipal Long-Term Securities
        (cost: $124,152,820) ............................                  129,125,049
                                                                          ------------

MUNICIPAL SHORT-TERM SECURITIES (1.4%):
  NEW YORK (1.4%):
    New York City, Municipal Water Authority,
      4.50%, 6/15/25 ....................................     690,000(c)       690,000
    New York City, Series B, 4.50%, 10/1/20 .............     600,000(c)       600,000
    New York City, Series C, 4.50%, 10/1/23 .............     600,000(c)       600,000
                                                                          ------------

      Total Municipal Short-Term Securities
        (cost: $1,890,000)  .............................                    1,890,000
                                                                          ------------

RELATED PARTY MONEY MARKET FUND (0.0%):
    First American Tax Free Obligations Fund
      (cost: $42,638) ...................................      42,638(f)        42,638
                                                                          ------------

      Total Investments in Securities
        (cost: $126,085,458)(g) .........................                 $131,057,687
                                                                          ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS
       $2,557,972, WHICH REPRESENTS 1.9% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ON DECEMBER 31, 1999, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS 125,756,671. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $5,370,050
      GROSS UNREALIZED DEPRECIATION ......     (69,034)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $5,301,016
                                            ==========

--------------------------------------------------------------------------------

             1999 Annual Report  26  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                December 31, 1999
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (99.3%):
  FLORIDA (4.8%):
    Manatee County, Zero-Coupon (MBIA),
      6.91%, 10/1/07 ....................................  $2,995,000(b)  $  2,003,595
    University Community Hospital (FSA) (Prerefunded to
      9/1/00 at 102), 7.50%, 9/1/11 .....................   3,500,000(e)     3,646,895
                                                                          ------------
                                                                             5,650,490
                                                                          ------------
  ILLINOIS (21.4%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01 at 100), 7.13%, 12/1/08 ...................   1,000,000(e)     1,047,170
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01 at 100), 6.90%, 5/1/12 .....................   3,200,000(e)     3,301,568
    Central Lake County, Zero-Coupon (MBIA),
      6.98%, 5/1/07 .....................................   2,370,000(b)     1,602,286
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,500,000(e)     1,571,490
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00 at 102), 6.75%, 11/15/20 .................   2,000,000(e)     2,084,540
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01 at 102), 6.75%, 11/1/18 ................   5,000,000(e)     5,286,700
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........   1,250,000(b)       826,500
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102),
      6.75%, 4/15/12 ....................................     990,000        1,087,099
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02 at 102), 6.75%, 4/15/12-4/15/17 ...........   1,190,000(e)     1,263,566
    Health Facility-Highland Park Hospital (FGIC),
      5.30%, 10/1/02 ....................................   1,265,000        1,284,266
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................     500,000          502,005
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07                                           975,000(b)       665,057
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01 at 100),
      6.75%, 12/4/08-12/1/09 ............................   4,215,000(e)     4,386,298
                                                                          ------------
                                                                            24,908,545
                                                                          ------------
  INDIANA (13.4%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................   2,000,000        2,119,740
    Indiana Bond Bank, 5.15%, 2/1/02 ....................     900,000          903,888
    Indiana University, Zero-Coupon (AMBAC),
      7.07%, 8/1/07 .....................................   3,180,000(b)     2,121,410
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01 at 102),
      7.00%, 1/15/14-1/15/18 ............................   2,500,000(e)     2,635,475

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  27  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01 at 102),
      7.00%, 2/1/13 .....................................  $1,000,000(e)  $  1,047,520
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................     450,000(c)       471,865
    Purdue University (AMBAC) (Prerefunded to 7/1/01 at
      102), 7.00%, 7/1/14 ...............................   3,000,000(e)     3,162,840
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/12 ....................................   3,000,000(e)     3,188,340
                                                                          ------------
                                                                            15,651,078
                                                                          ------------
  IOWA (2.9%):
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01 at 102), 6.88%, 8/15/09 ...................   1,265,000(e)     1,334,841
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01 at 101), 7.10%, 11/1/09 ...................   1,895,000(e)     1,997,595
                                                                          ------------
                                                                             3,332,436
                                                                          ------------
  KENTUCKY (1.1%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................   1,775,000(b)     1,229,081
                                                                          ------------
  LOUISIANA (3.1%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................   5,000,000(b)     3,338,100
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................     300,000(c)       308,148
                                                                          ------------
                                                                             3,646,248
                                                                          ------------
  MICHIGAN (2.7%):
    Detroit General Obligation, 6.50%, 4/1/02 ...........   2,000,000        2,063,320
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................   1,000,000        1,044,410
                                                                          ------------
                                                                             3,107,730
                                                                          ------------
  MINNESOTA (0.9%):
    Burnsville Gross Revenue,
      3.80%-4.50%, 5/1/00-5/1/05 ........................   1,120,000        1,085,797
                                                                          ------------
  MONTANA (1.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102),
      6.88%, 6/1/20 .....................................   2,000,000        2,088,980
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  28  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  NEVADA (1.8%):
    Clark County School District (FGIC),
      5.75%, 6/15/02 ....................................  $2,000,000     $  2,051,000
                                                                          ------------
  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................     905,000          900,801
                                                                          ------------
  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Prerefunded
      to 7/1/01 at 102), 6.88%, 7/1/10 ..................   2,000,000(e)     2,102,740
                                                                          ------------
  NEW YORK (0.9%):
    New York City General Obligation, 5.10%, 8/1/02 .....   1,000,000        1,006,920
                                                                          ------------
  NORTH DAKOTA (4.8%):
    Bismark Hospital Revenue (AMBAC) (Prerefunded to
      5/1/01 at 102), 6.90%, 5/1/06 .....................   4,300,000(e)     4,514,183
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................   1,000,000        1,050,500
                                                                          ------------
                                                                             5,564,683
                                                                          ------------
  OKLAHOMA (0.7%):
    Tulsa County Oklahoma Independent School
      District No. 5, 5.00%, 7/1/02 .....................     850,000          854,955
                                                                          ------------
  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01 at 102), 6.75%, 10/1/18 ................   1,600,000(e)     1,690,224
                                                                          ------------
  SOUTH DAKOTA (0.4%):
    Health & Education Facility Revenue (AMBAC),
      4.50%, 8/1/02 .....................................     430,000          428,018
                                                                          ------------
  TENNESSEE (1.1%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................   1,235,000(f)     1,247,128
                                                                          ------------
  TEXAS (8.6%):
    Abilene Health Facility Development,
      4.80%, 11/15/02 ...................................     605,000          586,463
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01 at 102), 7.00%, 10/1/14 ...................   2,225,000(e)     2,357,009
    Houston Hotel Occupancy (FGIC) (Prerefunded to 7/1/01
      at 100), 7.00%, 7/1/15 ............................   4,995,000(e)     5,173,471

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  29  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    Houston Water and Sewer, Zero-Coupon (AMBAC),
      6.91%, 12/1/07 ....................................  $3,000,000(b)  $  1,970,580
                                                                          ------------
                                                                            10,087,523
                                                                          ------------
  WASHINGTON (17.0%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................   3,000,000(f)     3,218,790
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................     385,000(f)       390,648
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01 at 102), 6.50%, 1/1/11 .....   2,000,000(e)     2,083,560
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02 at 100),
      6.63%, 12/1/12 ....................................     300,000(e)       315,888
    Public Power Supply System, 5.25%, 7/1/01 ...........   2,000,000        2,018,920
    Public Power Supply System (Prerefunded to 1/1/00 at
      102), 7.25%, 1/1/15 ...............................   3,875,000(e)     3,952,500
    Public Power Supply System (Prerefunded to 7/1/00 at
      102), 7.00%-7.38%, 7/1/11-7/1/12 ..................   5,225,000(e)     5,411,063
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.75%, 7/1/11 ...............................   1,350,000(e)     1,417,028
    Snohomish County Solid Waste Revenue (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/10 ....................................   1,000,000(e)     1,062,970
                                                                          ------------
                                                                            19,871,367
                                                                          ------------
  WEST VIRGINIA (4.0%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00 at 102), 6.75%, 7/1/17 .....................   2,500,000(e)     2,582,725
    State Water Development Authority (Prerefunded to
      11/1/01 at 102), 7.30%-7.40%, 11/1/11-11/1/19 .....   2,000,000(e)     2,134,090
                                                                          ------------
                                                                             4,716,815
                                                                          ------------
  WISCONSIN (3.9%):
    Amery Revenue, 4.80%, 6/1/02 ........................     420,000          413,897
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................   3,000,000        3,025,980
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................   1,150,000(f)     1,166,422
                                                                          ------------
                                                                             4,606,299
                                                                          ------------

      Total Municipal Long-Term Securities
        (cost: $110,720,052) ............................                  115,828,858
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  30  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Shares/
                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
MUNICIPAL SHORT-TERM SECURITIES (1.0%):
  NEW YORK (1.0%):
    New York City, Municipal Water Authority,
      4.50%, 6/15/25 ....................................  $  400,000(d)  $    400,000
    New York General Obligation, 4.50%, 8/15/18 .........     800,000(d)       800,000
                                                                          ------------

      Total Municipal Short-Term Securities
        (cost: $1,200,000)  .............................                    1,200,000
                                                                          ------------
RELATED PARTY MONEY MARKET FUND (0.1%):
    First American Tax Free Obligations Fund
      (cost: $93,024) ...................................      93,024(g)        93,024
                                                                          ------------

      Total Investments in Securities
        (cost: $112,013,076)(h) .........................                 $117,121,882
                                                                          ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $780,013 OR .67% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,022,988, WHICH REPRESENTS 5.16% OF NET ASSETS.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ON DECEMBER 31, 1999, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $111,734,337. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $5,445,954
      GROSS UNREALIZED DEPRECIATION ......     (58,409)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $5,387,545
                                            ==========

--------------------------------------------------------------------------------

             1999 Annual Report  31  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                              December 31, 1999
 ....................................................................................

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.1%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Prerefunded to 11/1/02 at 102),
      6.45%, 11/1/17 ....................................  $  500,000(d)  $   532,510
                                                                          -----------

  CALIFORNIA (1.1%):
    State Housing Finance Revenue (FHA),
      4.80%, 8/1/03 .....................................     895,000         897,005
                                                                          -----------

  COLORADO (2.5%):
    Health Facilities Authority Revenue,
      4.65%, 1/1/03 .....................................   1,055,000       1,032,982
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................   1,000,000       1,013,960
                                                                          -----------
                                                                            2,046,942
                                                                          -----------

  DISTRICT OF COLUMBIA (3.0%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/03 at 102),
      6.30%, 10/1/13 ....................................   1,000,000(d)    1,069,000
    General Obligation (MBIA), 4.75%, 6/1/03 ............   1,460,000       1,457,128
                                                                          -----------
                                                                            2,526,128
                                                                          -----------

  FLORIDA (0.8%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08                                        1,000,000(b)      653,750
                                                                          -----------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......   1,250,000       1,253,450
                                                                          -----------

  ILLINOIS (18.8%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03 at 102), 6.35%, 1/1/22 .....................   1,000,000(d)    1,063,650
    Greenville Educational Facility Revenue,
      4.65%, 6/1/03 .....................................     320,000         311,142
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Prerefunded to 1/1/02 at 102),
      6.38%, 1/1/15 .....................................   1,125,000(d)    1,182,184
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........   1,190,000       1,244,204
    Health Facility-Highland Park Hospital (FGIC),
      5.40%, 10/1/03 ....................................   1,000,000       1,019,090
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................   1,000,000       1,055,270

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  32  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Henry Hospital District (AMBAC) (Prerefunded to
      12/1/02 at 100), 6.60%, 12/1/17 ...................  $2,000,000(d)  $ 2,107,360
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................     330,000         331,373
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........   2,000,000       2,040,460
    Rochelle Water and Sewer Revenue (Prerefunded to
      5/1/02 at 102), 7.15%, 5/1/14 .....................   2,000,000(d)    2,139,260
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................   3,100,000       3,244,894
                                                                          -----------
                                                                           15,738,887
                                                                          -----------

  INDIANA (15.1%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................     500,000         522,185
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02 at 101), 6.75%, 3/15/13 ................   3,000,000(d)    3,159,000
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........   5,000,000       5,230,900
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................   1,000,000         999,910
    Indiana Health Facility, 5.00%, 5/15/03 .............     495,000         486,832
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................   1,600,000       1,684,256
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Prerefunded to 1/1/04 at 101), 6.45%, 1/1/15 .....     500,000(d)      534,215
                                                                          -----------
                                                                           12,617,298
                                                                          -----------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Prerefunded
      to 8/15/03 at 102), 6.13%, 8/15/13 ................   1,200,000(d)    1,273,656
                                                                          -----------

  KANSAS (2.0%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................   1,060,000(b)      686,000
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............   1,515,000(b)      981,235
                                                                          -----------
                                                                            1,667,235
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  33  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................  $2,000,000     $ 2,110,540
                                                                          -----------

  NEVADA (1.2%):
    Clark County School District (FGIC),
      5.75%, 6/15/03 ....................................   1,000,000       1,032,530
                                                                          -----------
  NEW MEXICO (1.2%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102),
      6.45%, 12/1/17 ....................................   1,000,000       1,013,550
                                                                          -----------
  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............   1,735,000       1,749,973
                                                                          -----------
  NORTH DAKOTA (3.7%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................   2,700,000       3,097,332
                                                                          -----------
  OKLAHOMA (1.0%):
    Tulsa County Oklahoma Independent School
      District No. 5, 5.00%, 7/1/03 .....................     850,000         853,519
                                                                          -----------
  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102),
      6.38%, 4/1/12 .....................................   1,200,000       1,258,692
                                                                          -----------
  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03 at 102), 6.30%, 1/1/14 ..................   1,285,000(d)    1,366,495
                                                                          -----------
  SOUTH DAKOTA (3.0%):
    State Building Authority (AMBAC) (Prerefunded to
      9/01/02 at 102), 6.63%, 9/1/12 ....................     115,000(d)      122,690
    State Building Authority (AMBAC) (Prerefunded to
      9/01/04 at 100), 6.63%, 9/1/12 ....................   2,235,000(d)    2,381,549
                                                                          -----------
                                                                            2,504,239
                                                                          -----------
  TEXAS (21.9%):
    Abilene Health Facility Development,
      4.90%, 11/15/03 ...................................     665,000         637,662
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08 ...................................   5,000,000(b)    3,103,000
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................   1,900,000       1,955,024
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02 at 102), 6.63%, 4/1/17 .....   3,300,000(d)    3,496,185

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1999 Annual Report  34  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Shares/
                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Pflugerville Independent School District (Prerefunded
      to 8/15/04 at 100), 5.75%, 8/15/15 ................  $  975,000(d)  $ 1,013,747
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................   4,500,000(b)    2,920,590
    San Antonio Texas Water Revenue (MBIA) (Callable
      5/15/02 at 102)), 6.50%, 5/15/10 ..................   1,685,000       1,771,693
    San Antonio Texas Water Revenue (MBIA) (Prerefunded
      to 5/15/02 at 102), 6.50%, 5/15/10 ................     440,000(d)      480,427
    San Antonio Texas Water Revenue (MBIA) (Prerefunded
      to 5/15/02 at 102), 6.50%, 5/15/10 ................     875,000(d)      927,001
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................   3,100,000(b)    2,010,195
                                                                          -----------
                                                                           18,315,524
                                                                          -----------
  WASHINGTON (7.8%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................     305,000(e)      311,012
    Public Power Supply (Callable 7/1/02 at 102),
      6.25%, 7/1/12 .....................................     770,000         800,823
    Public Power Supply (Prerefunded to 7/1/02 at 102),
      6.25%, 7/1/12 .....................................   2,600,000(d)    2,740,322
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.50%, 7/1/12 ...............................   2,515,000(d)    2,631,973
                                                                          -----------
                                                                            6,484,130
                                                                          -----------
  WEST VIRGINIA (3.3%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................   2,620,000       2,722,573
                                                                          -----------
  WISCONSIN (0.4%):
    Amery Revenue, 4.90%, 6/1/03 ........................     300,000         293,865
                                                                          -----------

      Total Municipal Long-Term Securities
        (cost: $77,901,070) .............................                  82,009,823
                                                                          -----------

MUNICIPAL SHORT-TERM SECURITIES (0.5%):
  NEW YORK (0.5%):
    New York City, Series C, 4.50%, 10/1/23
      (cost: $400,000) ..................................     400,000(c)      400,000
                                                                          -----------

RELATED PARTY MONEY MARKET FUND (0.2%):
    First American Tax Free Obligations Fund ............     182,869(f)      182,869
                                                                          -----------
        (cost: $182,869)                                                      182,869
                                                                          -----------

      Total Investments in Securities
        (cost: $78,483,939)(g) ..........................                 $82,592,692
                                                                          ===========

--------------------------------------------------------------------------------

             1999 Annual Report  35  American Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTEMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AT THE DATE AND PRICE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $311,012, WHICH REPRESENTS 0.37% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ON DECEMBER 31, 1999, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $78,412,294. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $4,248,419
      GROSS UNREALIZED DEPRECIATION ......     (68,021)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $4,180,398
                                            ==========

--------------------------------------------------------------------------------

             1999 Annual Report  36  American Municipal Term Trusts

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC.,
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III as of December 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1998 and the financial highlights for each of the four years in the period ended
December 31, 1998, were audited by other auditors whose report dated
February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III at December 31, 1999, and the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
February 9, 2000

--------------------------------------------------------------------------------

             1999 Annual Report  37  American Municipal Term Trusts

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 99.99% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
January 13, 1999 .......................   $0.0542       $0.0517        $0.0475
February 24, 1999 ......................    0.0542        0.0517         0.0475
March 24, 1999 .........................    0.0542        0.0517         0.0475
April 28, 1999 .........................    0.0542        0.0517         0.0475
May 26, 1999 ...........................    0.1242        0.1387         0.0475
June 23, 1999 ..........................    0.0542        0.0517         0.0475
July 28, 1999 ..........................    0.0542        0.0517         0.0475
August 25, 1999 ........................    0.0542        0.0517         0.0475
September 22, 1999 .....................    0.0542        0.0517         0.0475
October 27, 1999 .......................    0.0672        0.0617         0.0475
November 23, 1999 ......................    0.0542        0.0517         0.0475
December 15, 1999 ......................    0.0542        0.0518         0.0475
                                           -------       -------        -------
Total ..................................   $0.7334       $0.7174        $0.5700
                                           =======       =======        =======

                COMMON STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
December 15, 1999 ......................   $0.0026       $0.0005        $0.0033
                                           =======       =======        =======

--------------------------------------------------------------------------------

             1999 Annual Report  38  American Municipal Term Trusts

--------------------------------------------------------------------------------

                PREFERRED STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 99.99% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
  Total ................................  $833.0410     $858.2900      $792.5517
                                          =========     =========      =========

                PREFERRED STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN     AMERICAN        AMERICAN
                                          MUNICIPAL     MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II  TERM TRUST III
------------                              ----------  -------------  --------------
December 13, 1999 ......................   $    --       $0.5880        $    --
December 15, 1999 ......................    2.9000            --             --
December 19, 1999 ......................        --            --         4.7440
                                           -------       -------        -------
  Total ................................   $2.9000       $0.5880        $4.7440
                                           =======       =======        =======

--------------------------------------------------------------------------------

             1999 Annual Report  39  American Municipal Term Trusts

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the funds' shareholders was held on August 16, 1999. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The funds' preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST
David T. Bennett .......................        1,614                 0
Leonard W. Kedrowski ...................        1,614                 0

AMERICAN MUNICIPAL TERM TRUST II
David T. Bennett .......................        1,271                 0
Leonard W. Kedrowski ...................        1,271                 0

AMERICAN MUNICIPAL TERM TRUST III
David T. Bennett .......................        1,014                 1
Leonard W. Kedrowski ...................        1,014                 1

                David Bennett passed away in September, 1999. The funds' preferred shareholders may be asked to elect a replacement director at the next annual meeting.

--------------------------------------------------------------------------------

             1999 Annual Report  40  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST
Robert J. Dayton .......................     6,675,864             8,389
Roger A. Gibson ........................     6,675,864             8,389
Andrew M. Hunter III ...................     6,675,864             8,389
John M. Murphy, Jr. ....................     6,675,864             8,389
Robert L. Spies ........................     6,675,864             8,389
Joseph D. Strauss ......................     6,675,864             8,389
Virginia L. Stringer ...................     6,675,864             8,389

AMERICAN MUNICIPAL TERM TRUST II
Robert J. Dayton .......................     5,986,628            23,159
Roger A. Gibson ........................     5,986,628            23,159
Andrew M. Hunter III ...................     5,986,628            23,159
John M. Murphy, Jr. ....................     5,986,628            23,159
Robert L. Spies ........................     5,986,628            23,159
Joseph D. Strauss ......................     5,986,628            23,159
Virginia L. Stringer ...................     5,986,628            23,159

AMERICAN MUNICIPAL TERM TRUST III
Robert J. Dayton .......................     4,327,329            21,548
Roger A. Gibson ........................     4,327,329            21,548
Andrew M. Hunter III ...................     4,327,329            21,548
John M. Murphy, Jr. ....................     4,327,329            21,548
Robert L. Spies ........................     4,327,329            21,548
Joseph D. Strauss ......................     4,327,329            21,548
Virginia L. Stringer ...................     4,327,329            21,548

--------------------------------------------------------------------------------

             1999 Annual Report  41  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (3) The funds' preferred and common shareholders, voting as a class, ratified the selection the funds' Board of Directors of Ernst & Young LLP as the independent public accountants for the funds for the fiscal year ending December 31, 2000. The following votes were cast regarding this matter:

                                          SHARES VOTED  SHARES VOTED                BROKER
                                             "FOR"       "AGAINST"    ABSTENTIONS  NON-VOTES
                                          ------------  ------------  -----------  ---------
AXT ....................................    6,673,143        5,400         5,709     --
BXT ....................................    5,991,265        7,496        11,026     --
CXT ....................................    4,315,404       25,675         7,797     --

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

--------------------------------------------------------------------------------

             1999 Annual Report  42  American Municipal Term Trusts

--------------------------------------------------------------------------------

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax to the same extent they would be if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written

--------------------------------------------------------------------------------

             1999 Annual Report  43  American Municipal Term Trusts

--------------------------------------------------------------------------------
                notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any question about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 8218, Boston, Massachusetts 02266, 1-800-543-1627.

--------------------------------------------------------------------------------

             1999 Annual Report  44  American Municipal Term Trusts

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1999 ANNUAL REPORT



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